CONCENTRATIONS	6 Months Ended
Jun. 30, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS

21.	CONCENTRATIONS

For the six months ended June 30, 2021, the revenue from cryptocurrency mining consisted 13% of the total revenues, and one customer accounted for 10% of the total revenues. For the six months ended June 30, 2020, one customer accounted for 14% of revenue. The Company’s top five customers in aggregate accounted for 44% of the Company’s revenues for each of the six months ended June 30, 2021 and 2020, including the revenue from cryptocurrency mining.

The Company’s top five receivables in aggregate accounted for 53% of total net accounts receivable as of June 30, 2021, while two customers’ balance accounted for 18% and 14%, respectively. The Company’s top five customers in aggregate accounted for 25% of total net accounts receivable as of December 31, 2020, while no single customer accounted for greater than 10% or more of accounts receivable.

For the six months ended June 30, 2021 and 2020, approximately 96% and 84%, respectively, of total purchases were from five unrelated suppliers. Two suppliers each accounted for 59% and 19%, respectively, of total purchases in the six months ended June 30, 2021, and two suppliers each accounted for 41% and 25%, respectively, of total inventory purchases in the six months ended June 30, 2020.